Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Statements of the Company [Abstract]
CONDENSED FINANCIAL STATEMENTS OF THE COMPANY
25	CONDENSED FINANCIAL STATEMENTS OF THE COMPANY

The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs (the “restricted net assets”) in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable to disclose the condensed financial information of the Company.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries and VIEs”. The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income/ (loss) from its subsidiaries and VIEs is reported as share of income/ (loss) from subsidiaries and VIEs in the condensed financial statements. Certain information and footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed and omitted.

As of December 31, 2023, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Balance Sheets

	As of December 31,
	2022	2023
Assets
Current assets:
Cash	7,842	4,630
Amounts due from related parties	74,505	63,327
Prepaid expenses and other current assets	-	-
Total assets	82,347	67,957
Non-current assets
Investments in subsidiaries and VIEs	148,931	93,813
Total non-current assets and total assets	231,278	161,770

Liabilities and Shareholders’ Equity
Current liabilities
Amounts due to a related party	-	8,302
Accrued expenses and other current liabilities	1,045	-

Total current liabilities and total liabilities	1,045	8,302
Shareholders’ equity
Ordinary shares (US$0.00001 par value; 5,000,000,000 shares authorized; and 86,838,700 shares issued and outstanding as of December 31, 2022, and 86,838,700 shares issued and outstanding as of December 31, 2023, respectively)	6	6
Additional paid-in capital	357,689	356,622
Statutory reserves	54,366	51,425
Accumulated other comprehensive loss	2,430	2,836
Accumulated deficits	(184,258)	(257,421)

Total shareholders’ equity	230,233	153,468
Total liabilities and shareholders’ equity	231,278	161,770

Condensed Statements of Comprehensive Income

	Years Ended December 31,
	2021	2022	2023
Share of income from subsidiaries and VIEs	57,520	45,737	(44,559)
Net Income/(loss) from discontinued operations	(4,827)	(7,331)	(26,084)
Net income before income taxes	52,693	38,406	(70,643)
Income tax expense	—	—	—
Net income of the Company	52,693	38,406	(70,643)
Other comprehensive (expense)/income	3,635	6,127	5,319
Comprehensive income/(loss)	56,328	44,533	(65,324)